Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary Shares		Additional paid- in capital	Treasury Shares	Accumulated other comprehensive income	Accumulated Deficit	Accumulated Deficit	Total
Balance at Dec. 31, 2023		$ 49		$ 341,591			$ (177,336)		$ 164,304
Balance (in Shares) at Dec. 31, 2023	[1]	103,154,396
Balance (in Shares) at Dec. 31, 2023
Exercise of options and vesting of RSUs				692					692
Exercise of options and vesting of RSUs (in Shares)		3,134,298
Stock based compensation				11,259					11,259
Net loss for the period							(29,266)		(29,266)
Balance at Sep. 30, 2024		$ 49		353,542			(206,602)	$ (206,602)	146,989
Balance (in Shares) at Sep. 30, 2024	[2]	106,288,694
Balance (in Shares) at Sep. 30, 2024
Balance at Jun. 30, 2024		$ 49		349,726				(196,247)	153,528
Balance (in Shares) at Jun. 30, 2024	[1]	105,574,104
Balance (in Shares) at Jun. 30, 2024
Exercise of options and vesting of RSUs				56					56
Exercise of options and vesting of RSUs (in Shares)		714,590
Stock based compensation				3,760					3,760
Net loss for the period								(10,355)	(10,355)
Balance at Sep. 30, 2024		$ 49		353,542			(206,602)	$ (206,602)	146,989
Balance (in Shares) at Sep. 30, 2024	[2]	106,288,694
Balance (in Shares) at Sep. 30, 2024
Balance at Dec. 31, 2024		$ 49		357,570		601	(213,919)		$ 142,688
Balance (in Shares) at Dec. 31, 2024		106,342,415	[2]						106,342,415
Balance (in Shares) at Dec. 31, 2024					(1,613)				625,682
Exercise of options and vesting of RSUs				460					$ 460
Exercise of options and vesting of RSUs (in Shares)		4,060,701
Repurchase of Ordinary Shares									(23,393)
Repurchase of Ordinary Shares (in Shares)		(8,827,737)			(23,393)
Stock based compensation				11,670					11,670
Change in unrealized gains (losses) on cash flow hedges						220			220
Net loss for the period							(22,813)		(22,813)
Balance at Sep. 30, 2025		$ 49		369,700		821	(236,732)		$ 108,832
Balance (in Shares) at Sep. 30, 2025		101,575,379							101,575,379
Balance (in Shares) at Sep. 30, 2025					(25,006)				9,453,419
Balance at Jun. 30, 2025		$ 49		365,896		1,335	(229,411)		$ 116,495
Balance (in Shares) at Jun. 30, 2025	[2]	101,833,680
Balance (in Shares) at Jun. 30, 2025					(21,374)
Exercise of options and vesting of RSUs				75					75
Exercise of options and vesting of RSUs (in Shares)		1,069,138
Repurchase of Ordinary Shares									(3,632)
Repurchase of Ordinary Shares (in Shares)		(1,327,439)			(3,632)
Stock based compensation				3,729					3,729
Stock based compensation (in Shares)
Change in unrealized gains (losses) on cash flow hedges						(514)			(514)
Net loss for the period							(7,321)		(7,321)
Balance at Sep. 30, 2025		$ 49		$ 369,700		$ 821	$ (236,732)		$ 108,832
Balance (in Shares) at Sep. 30, 2025		101,575,379							101,575,379
Balance (in Shares) at Sep. 30, 2025					(25,006)				9,453,419

[1]	Excluding 1,006,250 Forfeiture Shares
[2]	Excluding 359,375 Forfeiture Shares